Credit risk management (Tables)	12 Months Ended
Sep. 30, 2023
Credit risk management
Schedule of high level CRGs and corresponding external rating

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
	G	Substandard/Default
	H	Doubtful/Default

Summary of credit concentrations for each significant class of financial asset

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 16)
●
58% (2022: 61%) were issued by financial institutions for the Group;

59% (2022: 63%) for the Parent Entity.

●
37% (2022: 33%) were issued by government or semi-government authorities for the Group;

37% (2022: 32%) for the Parent Entity.

●
76% (2022: 76%) were held in Australia by the Group;

83% (2022: 82%) by the Parent Entity.

Investment securities (Note 17)
●
21% (2022: 17%) were issued by financial institutions for the Group;

22% (2022: 18%) for the Parent Entity.

●
79% (2022: 82%) were issued by government or semi-government authorities for the Group;

78% (2022: 82%) for the Parent Entity.

●
89% (2022: 91%) were held in Australia by the Group;

99% (2022: 98%) by the Parent Entity.

Loans (Note 9)	● The following tables provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	● 80% (2022: 84%) were issued by financial institutions for both the Group and the Parent Entity. ● 75% (2022: 79%) were held in Australia by the Group; 76% (2022: 80%) by the Parent Entity.

Schedule of gross credit risk

		2023				2022
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,747	22	1,606	10,375	7,984	12	1,682	9,678
Agriculture, forestry and fishing	11,860	52	2,667	14,579	11,291	62	2,661	14,014
Construction	6,988	37	4,427	11,452	6,608	82	3,830	10,520
Finance and insurance[1]	27,948	129,081	13,426	170,455	22,877	143,402	11,403	177,682
Government, administration and defence	642	62,231	1,412	64,285	653	63,965	1,479	66,097
Manufacturing	9,630	824	7,381	17,835	9,425	1,539	6,063	17,027
Mining	2,331	520	3,368	6,219	2,819	446	3,610	6,875
Property	55,494	668	13,326	69,488	53,104	588	12,238	65,930
Property services and business services	13,128	207	6,533	19,868	12,959	126	6,653	19,738
Services	13,155	86	8,721	21,962	11,171	88	8,954	20,213
Trade	14,197	452	9,352	24,001	14,046	522	7,578	22,146
Transport and storage	8,782	668	5,428	14,878	8,738	819	5,610	15,167
Utilities	7,288	924	5,874	14,086	6,381	798	4,320	11,499
Retail lending	493,720	936	86,143	580,799	477,314	659	87,417	565,390
Other	4,362	576	1,526	6,464	5,480	952	1,970	8,402
Total Australia	678,272	197,284	171,190	1,046,746	650,850	214,060	165,468	1,030,378
New Zealand
Accommodation, cafes and restaurants	317	1	33	351	309	1	79	389
Agriculture, forestry and fishing	8,823	62	623	9,508	8,555	25	614	9,194
Construction	408	2	460	870	423	1	390	814
Finance and insurance	4,440	15,779	2,414	22,633	3,727	17,608	1,643	22,978
Government, administration and defence	183	7,598	809	8,590	138	6,066	665	6,869
Manufacturing	2,128	33	1,374	3,535	1,783	1,512	1,243	4,538
Mining	156	4	72	232	191	9	82	282
Property	7,011	618	1,291	8,920	6,530	569	1,244	8,343
Property services and business services	996	111	420	1,527	873	216	614	1,703
Services	1,620	26	1,106	2,752	1,356	16	1,195	2,567
Trade	2,404	25	1,115	3,544	2,515	47	1,178	3,740
Transport and storage	762	115	403	1,280	981	77	609	1,667
Utilities	1,566	606	1,488	3,660	1,243	495	1,205	2,943
Retail lending	62,397	92	13,979	76,468	57,344	62	12,733	70,139
Other	115	81	152	348	156	70	148	374
Total New Zealand	93,326	25,153	25,739	144,218	86,124	26,774	23,642	136,540
Other overseas
Accommodation, cafes and restaurants	107	-	10	117	116	-	10	126
Agriculture, forestry and fishing	3	-	1	4	1	-	1	2
Construction	60	-	127	187	34	-	122	156
Finance and insurance[1]	2,413	14,236	4,417	21,066	2,508	14,328	3,703	20,539
Government, administration and defence	-	3,218	-	3,218	1	3,465	-	3,466
Manufacturing	211	1	1,639	1,851	523	1	2,524	3,048
Mining	29	-	664	693	74	-	693	767
Property	424	1	43	468	397	1	30	428
Property services and business services	544	22	400	966	728	27	536	1,291
Services	189	2	335	526	100	-	672	772
Trade	998	3	1,359	2,360	1,257	2	2,380	3,639
Transport and storage	438	6	132	576	468	1	209	678
Utilities	232	1	39	272	232	-	33	265
Retail lending	403	3	16	422	393	3	33	429
Other	38	75	40	153	47	146	43	236
Total other overseas	6,089	17,568	9,222	32,879	6,879	17,974	10,989	35,842
Total gross credit risk	777,687	240,005	206,151	1,223,843	743,853	258,808	200,099	1,202,760

1.	Comparative amounts have been revised to align to current year presentation.

Note 11. Credit risk management (continued)

		2023				2022
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,714	22	1,606	10,342	7,950	12	1,682	9,644
Agriculture, forestry and fishing	11,812	52	2,667	14,531	11,245	62	2,661	13,968
Construction	6,468	36	4,427	10,931	6,181	82	3,830	10,093
Finance and insurance[1]	27,899	176,422	13,426	217,747	22,830	191,300	11,403	225,533
Government, administration and defence	640	62,231	1,412	64,283	651	63,965	1,479	66,095
Manufacturing	9,485	824	7,381	17,690	9,284	1,538	6,063	16,885
Mining	2,305	520	3,368	6,193	2,796	446	3,610	6,852
Property	55,457	668	13,326	69,451	53,052	588	12,238	65,878
Property services and business services	12,823	207	6,533	19,563	12,631	125	6,653	19,409
Services	12,958	86	8,721	21,765	10,974	88	8,954	20,016
Trade	14,039	452	9,352	23,843	13,897	522	7,578	21,997
Transport and storage	8,529	668	5,428	14,625	8,508	819	5,610	14,937
Utilities	7,265	924	5,874	14,063	6,359	797	4,320	11,476
Retail lending	493,703	934	86,142	580,779	477,288	656	87,414	565,358
Other	3,898	474	1,526	5,898	5,034	789	1,964	7,787
Total Australia	675,995	244,520	171,189	1,091,704	648,680	261,789	165,459	1,075,928
New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	-	-
Agriculture, forestry and fishing	-	29	4	33	7	3	3	13
Construction	4	-	52	56	3	-	34	37
Finance and insurance	-	9,916	112	10,028	-	11,765	100	11,865
Government, administration and defence	-	1,761	2	1,763	-	1,165	2	1,167
Manufacturing	43	26	85	154	45	1,285	59	1,389
Mining	-	3	-	3	-	8	-	8
Property	-	138	1	139	-	120	1	121
Property services and business services	5	19	13	37	11	214	15	240
Services	-	20	7	27	-	12	4	16
Trade	316	20	254	590	422	44	193	659
Transport and storage	1	15	20	36	1	10	21	32
Utilities	-	311	77	388	-	292	62	354
Retail lending	-	-	1	1	-	1	-	1
Other	-	2	-	2	-	-	1	1
Total New Zealand	369	12,260	628	13,257	489	14,919	495	15,903
Other overseas
Accommodation, cafes and restaurants	75	-	10	85	70	-	10	80
Agriculture, forestry and fishing	2	-	1	3	1	-	1	2
Construction	53	-	109	162	27	-	115	142
Finance and insurance[1]	2,406	14,341	4,410	21,157	2,501	14,276	3,688	20,465
Government, administration and defence	-	1,831	-	1,831	-	2,357	-	2,357
Manufacturing	195	1	1,636	1,832	519	1	2,470	2,990
Mining	2	-	662	664	43	-	690	733
Property	198	1	19	218	191	-	11	202
Property services and business services	521	22	395	938	705	27	532	1,264
Services	173	1	332	506	82	-	671	753
Trade	866	3	1,242	2,111	1,142	2	2,228	3,372
Transport and storage	410	6	128	544	406	1	201	608
Utilities	207	1	18	226	210	-	14	224
Retail lending	334	-	14	348	312	-	30	342
Other	28	75	20	123	35	145	17	197
Total other overseas	5,470	16,282	8,996	30,748	6,244	16,809	10,678	33,731
Total gross credit risk	681,834	273,062	180,813	1,135,709	655,413	293,517	176,632	1,125,562

1.	Comparative amounts have been revised to align to current year presentation.

Schedule of credit quality of gross credit risk exposures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 11.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2023				2022
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	408,900	42,316	-	451,216	393,754	41,790	-	435,544
Good/satisfactory	40,365	35,626	-	75,991	36,862	35,581	-	72,443
Weak	2,018	12,612	5,237	19,867	1,916	10,133	3,916	15,965
Total loans - housing	451,283	90,554	5,237	547,074	432,532	87,504	3,916	523,952
Loans - personal
Strong	4,807	84	-	4,891	4,961	99	-	5,060
Good/satisfactory	5,701	1,039	-	6,740	6,903	1,056	-	7,959
Weak	159	397	192	748	232	433	213	878
Total loans - personal	10,667	1,520	192	12,379	12,096	1,588	213	13,897
Loans - business
Strong	82,382	14,221	-	96,603	82,280	5,704	-	87,984
Good/satisfactory	61,333	52,308	-	113,641	87,770	23,018	-	110,788
Weak	96	4,980	2,914	7,990	84	4,031	3,117	7,232
Total loans - business	143,811	71,509	2,914	218,234	170,134	32,753	3,117	206,004
Debt securities
Strong	73,963	-	-	73,963	75,230	-	-	75,230
Good/satisfactory	-	51	-	51	-	77	-	77
Weak	-	876	-	876	-	774	-	774
Total debt securities[2]	73,963	927	-	74,890	75,230	851	-	76,081
Assets held for sale
Strong	-	-	-	-	20	-	-	20
Total assets held for sale	-	-	-	-	20	-	-	20
All other financial assets
Strong	112,482	-	-	112,482	116,466	-	-	116,466
Good/satisfactory	597	-	-	597	596	-	-	596
Weak	197	-	-	197	37	-	-	37
Total all other financial assets	113,276	-	-	113,276	117,099	-	-	117,099
Undrawn credit commitments
Strong	152,160	12,765	-	164,925	150,424	7,235	-	157,659
Good/satisfactory	25,714	13,706	-	39,420	34,011	6,946	-	40,957
Weak	97	1,343	366	1,806	100	1,036	347	1,483
Total undrawn credit commitments	177,971	27,814	366	206,151	184,535	15,217	347	200,099

Total strong	834,694	69,386	-	904,080	823,135	54,828	-	877,963
Total good/satisfactory	133,710	102,730	-	236,440	166,142	66,678	-	232,820
Total weak	2,567	20,208	8,709	31,484	2,369	16,407	7,593	26,369
Total on and off-balance sheet	970,971	192,324	8,709	1,172,004	991,646	137,913	7,593	1,137,152

1.      This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.      Debt securities included $1,438 million (2022: $1,187 million) at amortised cost. $511 million (2022: $336 million) of these are classified as strong, $51 million (2022: $77 million) are classified as good/satisfactory and $876 million (2022: $774 million) are classified as weak.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11. Credit risk management (continued)

Parent Entity		2023				2022
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	366,904	35,852	-	402,756	349,025	40,448	-	389,473
Good/satisfactory	35,631	29,107	-	64,738	30,966	32,458	-	63,424
Weak	1,746	11,786	4,754	18,286	1,646	9,545	3,587	14,778
Total loans - housing	404,281	76,745	4,754	485,780	381,637	82,451	3,587	467,675
Loans - personal
Strong	4,338	55	-	4,393	4,506	77	-	4,583
Good/satisfactory	5,390	914	-	6,304	6,582	950	-	7,532
Weak	117	299	180	596	178	334	198	710
Total loans - personal	9,845	1,268	180	11,293	11,266	1,361	198	12,825
Loans - business
Strong	70,393	13,287	-	83,680	70,028	5,284	-	75,312
Good/satisfactory	48,859	45,824	-	94,683	74,339	19,112	-	93,451
Weak	68	3,749	2,581	6,398	69	3,242	2,839	6,150
Total loans - business	119,320	62,860	2,581	184,761	144,436	27,638	2,839	174,913
Debt securities
Strong	67,257	-	-	67,257	69,944	-	-	69,944
Good/satisfactory	-	51	-	51	-	77	-	77
Total debt securities[2]	67,257	51	-	67,308	69,944	77	-	70,021
All other financial assets
Strong	155,014	-	-	155,014	157,534	-	-	157,534
Good/satisfactory	515	-	-	515	427	-	-	427
Weak	50	-	-	50	31	-	-	31
Total all other financial assets	155,579	-	-	155,579	157,992	-	-	157,992
Undrawn credit commitments
Strong	132,925	11,198	-	144,123	131,918	6,594	-	138,512
Good/satisfactory	23,077	12,042	-	35,119	30,953	5,814	-	36,767
Weak	78	1,150	343	1,571	79	945	329	1,353
Total undrawn credit commitments	156,080	24,390	343	180,813	162,950	13,353	329	176,632

Total strong	796,831	60,392	-	857,223	782,955	52,403	-	835,358
Total good/satisfactory	113,472	87,938	-	201,410	143,267	58,411	-	201,678
Total weak	2,059	16,984	7,858	26,901	2,003	14,066	6,953	23,022
Total on and off-balance sheet	912,362	165,314	7,858	1,085,534	928,225	124,880	6,953	1,060,058

1.      This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.      Debt securities included $51 million (2022: $79 million) at amortised cost. $0 million (2022: $2 million) of these are classified as strong and $51 million (2022: $77 million) are classified as good/satisfactory.

Details of collateral held in support of these balances are provided in Note 11.5.

Summary of collateral held

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Note 11. Credit risk management (continued)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

		2023				2022
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Performing loans
Consolidated
Fully secured	100.0	10.0	66.1	89.1	100.0	10.0	66.0	88.9
Partially secured	-	16.4	15.2	4.5	-	24.0	14.6	4.5
Unsecured	-	73.6	18.7	6.4	-	66.0	19.4	6.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.9	66.3	89.4	100.0	10.8	65.9	89.2
Partially secured	-	18.0	15.3	4.5	-	25.9	14.4	4.3
Unsecured	-	71.1	18.4	6.1	-	63.3	19.7	6.5
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans
Consolidated
Fully secured	93.9	-	55.3	78.2	93.2	-	54.1	73.7
Partially secured	6.1	33.9	23.9	13.0	6.8	42.7	22.7	14.7
Unsecured	-	66.1	20.8	8.8	-	57.3	23.2	11.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	93.9	-	56.8	78.9	93.2	-	56.7	74.8
Partially secured	6.1	35.6	23.3	12.7	6.8	44.4	22.2	14.5
Unsecured	-	64.4	19.9	8.4	-	55.6	21.1	10.7
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

1.      For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Notes 9 and 10 respectively. The credit quality of loans is disclosed in Note 11.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Cash, primarily for derivatives	3,526	6,372	3,244	6,300
Securities under reverse repurchase agreements[2]	11,862	8,838	11,821	8,838
Securities under derivatives and stock borrowing[2]	53	58	53	58
Total other collateral held	15,441	15,268	15,118	15,196

2.      Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.